GREENWICH STREET SERIES FUND
on behalf of the Prospectus containing
Appreciation Portfolio

Supplement dated July 8, 1998 to
Prospectus dated April 30, 1998


The following information supplements and should be read in conjunction with the information contained on the cover page of the Prospectus containing the Appreciation Portfolio:

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.  THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL
FLUCTUATE FROM TIME TO TIME.




FD 01516





GREENWICH STREET SERIES FUND
on behalf of the Prospectus containing
Diversified Strategic Income Portfolio

Supplement dated July 8, 1998 to
Prospectus dated April 30, 1998


The following information supplements and should be read in conjunction with the information contained on the cover page of the Prospectus containing the Diversified Strategic Income
Portfolio:

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.  THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL
FLUCTUATE FROM TIME TO TIME.






FD 01518



GREENWICH STREET SERIES FUND
on behalf of the Prospectus containing
Total Return Portfolio

Supplement dated July 8, 1998 to
Prospectus dated April 30, 1998


The following information supplements and should be read in conjunction with the information contained on the cover page of the Prospectus containing the Total Return Portfolio:

MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD, OR ANY OTHER AGENCY.  MUTUAL FUND SHARES INVOLVE
CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL.  THE NET ASSET VALUE OF FUNDS OF THIS TYPE WILL
FLUCTUATE FROM TIME TO TIME.







FD 01517


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